November 14, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           iShares, Inc. (the “Company”)
(Securities Act File No. 033-97598 and
Investment Company Act File No. 811-09102)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectus and Statement of Additional Information for iShares MSCI BRIC Index Fund and iShares MSCI Chile Index Fund, each a series of the Company, dated November 9, 2007, do not differ from those contained in Post-Effective Amendment No. 42 to the Company’s Registration Statement on Form N-1A, filed electronically on November 9, 2007.

Please address all questions regarding this filing to the undersigned at (415) 597-2538.

Very truly yours,

/s/ Adam Mizock
Adam Mizock, Esq.